Cover - shares	12 Months Ended
	Jun. 30, 2023	Oct. 19, 2023
Document Information Line Items
Entity Registrant Name	Cresud Inc.
Entity Central Index Key	0001034957
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	Yes
Current Fiscal Year End Date	--06-30
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Jun. 30, 2023
Entity Filer Category	Accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Entity Common Stock Shares Outstanding		593,389,883
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-29190
Entity Incorporation State Country Code	AR
Entity Address Address Line 1	Carlos M. Della Paolera 261
Entity Address Address Line 2	9th Floor
Entity Address City Or Town	City of Buenos Aires
Entity Address Postal Zip Code	C1001ADA
Icfr Auditor Attestation Flag	true
Auditor Name	Carlos Javier Brondo
Auditor Location	Buenos Aires, Argentina
Auditor Firm Id	1349
Security 12b Title	Common Stock, par value ARS 1.00 per share
Trading Symbol	CRESY
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Entity Address Country	AR
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	Carlos M. Della Paolera 261
Entity Address Address Line 2	9th Floor
Entity Address City Or Town	City of Buenos Aires
Entity Address Postal Zip Code	C1001ADA
City Area Code	5411
Local Phone Number	4323-7449
Contact Personnel Email Address	ir@cresud.com.ar
Contact Personnel Name	Matías Iván Gaivironsky
Entity Address Country	AR